Hedging activities - Fair Value Hedges by Risk (Details) - Fair value hedges - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Notional amount	€ 1,167	€ 1,159	€ 1,165
Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	1,154	1,159	1,165
Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount	13
Less than 1 year
Disclosure of detailed information about hedges [line items]
Notional amount	13	0	0
Less than 1 year | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	0	0	0
Less than 1 year | Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount	13
1 to 3 years
Disclosure of detailed information about hedges [line items]
Notional amount	500	275	0
1 to 3 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	500	275	0
1 to 3 years | Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount	0
3 to 5 years
Disclosure of detailed information about hedges [line items]
Notional amount	225	450	500
3 to 5 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	225	450	500
3 to 5 years | Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount	0
Over 5 years
Disclosure of detailed information about hedges [line items]
Notional amount	429	434	665
Over 5 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	429	€ 434	€ 665
Over 5 years | Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount	€ 0